Summary of Principal Accounting Policies - Income (Loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) per share
Net income (loss) attributable to Leju ordinary shareholders-basic and diluted	$ (150,933,535)	$ 19,302,238	$ 11,521,996
Weighted average number of ordinary shares outstanding-basic (in shares)	136,652,162	136,070,785	135,770,793
Stock options and restricted shares		1,493,782	40,958
Weighted average number of ordinary shares outstanding-diluted (in shares)	136,652,162	137,564,567	135,811,751
Basic income (loss) per share (in dollars per share)	$ (1.10)	$ 0.14	$ 0.08
Diluted income (loss) per share (in dollars per share)	$ (1.10)	$ 0.14	$ 0.08
Share options and restricted shares
Income (loss) per share
Stock options and restricted shares	15,617,986	7,207,045	8,440,545